UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments.

Schedule of investments
Delaware Cash Reserve® Fund	December 31, 2013 (Unaudited)

	Principal amount°	Value (U.S. $)
Certificates of Deposit – 20.24%
Banco Estado Chile
0.20% 1/23/14	7,500,000	$7,500,000
Bank of Montreal Chicago
0.02% 1/6/14	6,500,000	6,500,000
0.17% 2/7/14	5,000,000	5,000,000
Bank of Nova Scotia Houston
0.21% 6/2/14	5,000,000	5,000,000
Chase Bank USA
0.38% 12/4/14	5,000,000	5,000,000
Credit Suisse New York
0.21% 3/10/14	2,500,000	2,500,000
Deutsche Bank New York
0.20% 1/29/14	5,000,000	5,000,000
Skandinav Enskilda Bank New York
0.19% 4/2/14	3,600,000	3,600,000
Toronto Dominion Bank New York
0.17% 2/6/14	3,500,000	3,500,000
0.22% 4/24/14	7,500,000	7,500,000
Certificates of Deposit (cost $51,100,000)		51,100,000

Commercial Paper – 58.53%
Beverages - 3.44%
Coca-Cola 0.12% 3/19/14 ≠	8,700,000	8,697,767
		8,697,767
Colleges & Universities - 15.64%
Brown University
0.11% 3/19/14 ≠	5,000,000	4,998,824
0.13% 2/18/14 ≠	5,000,000	4,999,133
Cornell University
0.10% 1/23/14 ≠	2,500,000	2,499,847
0.16% 2/6/14 ≠	2,000,000	1,999,680
0.17% 1/9/14 ≠	5,000,000	4,999,811
Dartmouth College
0.12% 1/8/14 ≠	2,500,000	2,499,942
0.12% 3/12/14 ≠	2,000,000	1,999,533
Duke University 0.27% 3/11/14 ≠	6,000,000	5,998,476
Princeton University 0.09% 1/30/14	2,000,000	2,000,000
University of Chicago 0.11% 2/11/14 ≠	7,500,000	7,499,060
		39,494,306
Diversified Financial Services - 10.46%
Abbey National North America 0.03% 1/2/14 ≠	12,000,000	11,999,990
General Electric Capital
0.18% 2/18/14 ≠	5,000,000	4,998,800

NQ-008 [12/13] 2/14 (12121)     1

Schedule of investments
Delaware Cash Reserve® Fund

	Principal amount°	Value (U.S. $)
Commercial Paper (continued)
Diversified Financial Services (continued)
General Electric Capital
0.18% 6/30/14 ≠	5,000,000	$4,995,500
Toyota Motor Credit 0.18% 2/26/14 ≠	4,425,000	4,423,761
		26,418,051
Healthcare-Products - 3.37%
Medtronic
0.08% 1/28/14 ≠	3,500,000	3,499,790
0.09% 3/6/14 ≠	5,000,000	4,999,200
		8,498,990
Mortgage Bankers & Brokers - 18.09%
Australia and New Zealand Banking Group
0.17% 3/12/14 ≠	3,500,000	3,498,843
Credit Agricole North America 0.02% 1/7/14 ≠	12,000,000	11,999,960
DnB Bank
0.11% 1/7/14 ≠	4,750,000	4,749,913
0.25% 1/3/14	450,000	449,994
Nordea Bank 0.245% 1/23/14 ≠	5,510,000	5,509,175
PNC Bank 0.281% 8/21/14 ≠	7,500,000	7,486,467
Skandinav Enskilda Bank 0.27% 3/10/14 ≠	1,000,000	999,490
Standard Chartered Bank 0.25% 1/24/14 ≠	7,500,000	7,498,802
Westpac Banking 0.26% 3/28/14 ≥•	3,500,000	3,500,000
		45,692,644
Municipal Money Market Instruments - 0.99%
St. Joseph County Indiana 0.17% 1/22/14 ≠	2,500,000	2,499,752
		2,499,752
Oil & Gas Services - 3.57%
Koch Resources
0.07% 1/7/14 ≠	3,740,000	3,739,956
0.08% 1/21/14 ≠	3,760,000	3,759,833
0.08% 1/3/14 ≠	1,525,000	1,524,993
		9,024,782
Pharmaceuticals - 2.97%
Merck 0.07% 2/13/14 ≠	7,500,000	7,499,373
		7,499,373
Commercial Paper (cost $147,825,665)		147,825,665

Corporate Bonds – 4.98%
Bank of Nova Scotia 0.26% 12/5/14 •	3,500,000	3,500,000
BB&T 5.70% 4/30/14	1,067,000	1,085,723
JPMorgan Chase
2.05% 1/24/14	2,000,000	2,002,186

2     NQ-008 [12/13] 2/14 (12121)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
JPMorgan Chase
4.875% 3/15/14	3,500,000	$3,529,519
PNC Funding 5.40% 6/10/14	1,424,000	1,455,767
Wachovia 4.875% 2/15/14	1,000,000	1,005,321
Total Corporate Bonds (cost $12,578,516)		12,578,516

Municipal Bonds – 3.18%
New York State Housing Finance Agency Revenue
(Broadway)
Series B 0.10% 5/1/44 (LOC - Wells Fargo Bank N.A.)¤	2,000,000	2,000,000
Orange County, California Taxable Pension Obligation
Series A 0.68% 2/1/14	2,000,000	2,000,134
State of California Revenue Anticipation Notes
Series A-2 2.00% 6/23/14	4,000,000	4,033,488
Total Municipal Bonds (cost $8,033,622)		8,033,622

U.S. Treasury Obligation – 13.18%
U.S. Treasury Bill
0.001% 1/2/14 ≠	33,275,000	33,274,999
Total U.S. Treasury Obligation (cost $33,274,999)		33,274,999
Total Value of Securities – 100.11%
(cost $252,812,802)Δ		252,812,802

Liabilities Net of Receivables and Other Assets – (0.11%)		(265,203)
Net Assets – 100.00%		$252,547,599

Δ	Also the cost for federal income tax purposes.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Dec. 31, 2013.
≠	The rate shown is the effective yield at the time of purchase.
≥	Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At Dec. 31, 2013, the aggregate value of these securites was $3,500,000, which represented 1.39% of the Fund’s net assets. See Note 3 in “Notes.”
°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Dec. 31, 2013. Interest rates reset periodically.

NQ-008 [12/13] 2/14 (12121)     3

Schedule of investments
Delaware Cash Reserve® Fund

LOC – Letter of Credit

4     NQ-008 [12/13] 2/14 (12121)

Notes
Delaware Cash Reserve® Fund	December 31, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Cash Reserve - Delaware Cash Reserve Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Securities are valued at amortized cost, which approximates market value.

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2010 – March 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of

NQ-008 [12/13] 2/14 (12121)     5

Notes
Delaware Cash Reserve® Fund

2. Investments (continued)

enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At March 31, 2013, short-term losses of $1,630 carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

6     NQ-008 [12/13] 2/14 (12121)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2013:

Level 2
Corporate Debt	$12,578,516
Municipal Bonds	8,033,622
Short-Term Investments	198,925,665
U.S. Treasury Obligation	33,274,999

Total	$252,812,802

During the period ended Dec. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interin or end of the period in relations to net assets. At Dec. 31, 2013 there were no Level 3 investments.

3. Credit and Market Risk

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 5% limit on investments in illiquid securities. As of Dec. 31, 2013, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Section 4(2) and/or Rule 144A securities have been identified on the schedule of investments.

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Notes
Delaware Cash Reserve® Fund

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

8     NQ-008 [12/13] 2/14 (12121)

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: